(part of Davis Variable Account Fund, Inc.)

March 31, 2020

Over 50 Years of Reliable Investing™

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (93.41%)
COMMUNICATION SERVICES – (16.29%)
Media & Entertainment – (16.03%)
Alphabet Inc., Class A *	5,230	$6,076,998
Alphabet Inc., Class C *	9,053	10,526,919
Facebook, Inc., Class A *	45,920	7,659,456
Liberty Global plc, Series C *	54,310	853,210
Liberty Latin America Ltd., Class C *	13,995	143,589
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	10,958
		25,271,130
Telecommunication Services – (0.26%)
GCI Liberty, Inc., Class A *	7,409	422,091
	Total Communication Services	25,693,221
CONSUMER DISCRETIONARY – (16.14%)
Automobiles & Components – (0.08%)
Adient plc *	14,543	131,905
Consumer Durables & Apparel – (0.34%)
Hunter Douglas N.V. (Netherlands)	11,840	533,565
Consumer Services – (2.78%)
New Oriental Education & Technology Group, Inc., ADR (China)*	40,508	4,384,586
Retailing – (12.94%)
Alibaba Group Holding Ltd., ADR (China)*	23,920	4,651,962
Amazon.com, Inc. *	5,896	11,495,549
Booking Holdings Inc. *	895	1,204,062
Expedia Group, Inc.	1,790	100,723
Naspers Ltd. - N (South Africa)	13,860	1,969,705
Prosus N.V., Class N (Netherlands)*	13,860	970,488
		20,392,489
	Total Consumer Discretionary	25,442,545
ENERGY – (1.14%)
Apache Corp.	216,920	906,726
Magnolia Oil & Gas Corp., Class A *	179,804	719,216
Ovintiv Inc.	64,886	175,192
	Total Energy	1,801,134
FINANCIALS – (36.37%)
Banks – (13.67%)
Danske Bank A/S (Denmark)*	122,220	1,360,235
DBS Group Holdings Ltd. (Singapore)	177,360	2,314,220
JPMorgan Chase & Co.	77,448	6,972,643
U.S. Bancorp	112,410	3,872,525
Wells Fargo & Co.	245,034	7,032,476
		21,552,099
Diversified Financials – (17.93%)
Capital Markets – (3.55%)
Bank of New York Mellon Corp.	166,160	5,596,269
Consumer Finance – (7.82%)
American Express Co.	62,609	5,359,956
Capital One Financial Corp.	138,300	6,973,086
		12,333,042

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.56%)
Berkshire Hathaway Inc., Class A *	38	$10,336,000
		28,265,311
Insurance – (4.77%)
Life & Health Insurance – (2.35%)
AIA Group Ltd. (Hong Kong)	414,800	3,714,382
Property & Casualty Insurance – (2.42%)
Chubb Ltd.	19,260	2,151,149
Loews Corp.	26,430	920,557
Markel Corp. *	800	742,312
		3,814,018
		7,528,400
	Total Financials	57,345,810
HEALTH CARE – (3.56%)
Health Care Equipment & Services – (3.56%)
CVS Health Corp.	37,872	2,246,946
Quest Diagnostics Inc.	41,860	3,361,358
	Total Health Care	5,608,304
INDUSTRIALS – (7.11%)
Capital Goods – (7.11%)
Ferguson PLC (United Kingdom)	30,190	1,866,722
Orascom Construction PLC (United Arab Emirates)	13,155	71,595
Raytheon Co.	10,290	1,349,533
United Technologies Corp.	83,980	7,921,833
	Total Industrials	11,209,683
INFORMATION TECHNOLOGY – (12.80%)
Semiconductors & Semiconductor Equipment – (11.48%)
Applied Materials, Inc.	192,250	8,808,895
Intel Corp.	85,910	4,649,449
Texas Instruments Inc.	46,520	4,648,744
		18,107,088
Software & Services – (1.32%)
Microsoft Corp.	6,230	982,533
Oracle Corp.	22,570	1,090,808
		2,073,341
	Total Information Technology	20,180,429
TOTAL COMMON STOCK – (Identified cost $113,020,111)		147,281,126
PREFERRED STOCK – (3.37%)
INDUSTRIALS – (3.37%)
Transportation – (3.37%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	5,320,229
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		5,320,229

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.09%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $2,607,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $2,659,140)	$2,607,000	$2,607,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $2,259,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 05/01/35-02/01/50, total market value $2,304,180)	2,259,000	2,259,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,866,000)		4,866,000
	Total Investments – (99.87%) – (Identified cost $121,845,690)		157,467,355
	Other Assets Less Liabilities – (0.13%)		201,514
		Net Assets – (100.00%)	$157,668,869

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,320,229 or 3.37% of the Fund's net assets as of March 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (97.16%)
COMMUNICATION SERVICES – (2.34%)
Media & Entertainment – (2.34%)
Alphabet Inc., Class A *	640	$743,648
Alphabet Inc., Class C *	185	215,120
	Total Communication Services	958,768
FINANCIALS – (94.82%)
Banks – (39.09%)
Bank of America Corp.	97,440	2,068,651
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	48,510	826,125
Danske Bank A/S (Denmark)*	56,730	631,371
DBS Group Holdings Ltd. (Singapore)	107,651	1,404,646
DNB ASA (Norway)	146,330	1,630,253
JPMorgan Chase & Co.	32,000	2,880,960
Metro Bank PLC (United Kingdom)*	139,120	156,258
PNC Financial Services Group, Inc.	18,530	1,773,692
U.S. Bancorp	80,340	2,767,713
Wells Fargo & Co.	65,170	1,870,379
		16,010,048
Diversified Financials – (38.31%)
Capital Markets – (18.89%)
Bank of New York Mellon Corp.	71,320	2,402,058
Charles Schwab Corp.	33,890	1,139,382
Goldman Sachs Group, Inc.	8,360	1,292,372
Julius Baer Group Ltd. (Switzerland)	44,114	1,477,707
State Street Corp.	26,810	1,428,169
		7,739,688
Consumer Finance – (12.12%)
American Express Co.	27,320	2,338,865
Capital One Financial Corp.	52,040	2,623,857
		4,962,722
Diversified Financial Services – (7.30%)
Berkshire Hathaway Inc., Class A *	11	2,992,000
		15,694,410
Insurance – (17.42%)
Property & Casualty Insurance – (11.41%)
Chubb Ltd.	9,816	1,096,349
Loews Corp.	28,230	983,251
Markel Corp. *	2,795	2,593,452
		4,673,052
Reinsurance – (6.01%)
Alleghany Corp.	1,780	983,183
Everest Re Group, Ltd.	2,620	504,140
Greenlight Capital Re, Ltd., Class A *	51,500	306,425

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	8,680	$668,351
			2,462,099
			7,135,151
		Total Financials	38,839,609
	TOTAL COMMON STOCK – (Identified cost $37,479,774)		39,798,377
SHORT-TERM INVESTMENTS – (2.16%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $475,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $484,500)	$475,000	475,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $411,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 10/01/46-02/01/50, total market value $419,220)	411,000	411,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $886,000)		886,000
	Total Investments – (99.32%) – (Identified cost $38,365,774)		40,684,377
	Other Assets Less Liabilities – (0.68%)		276,682
	Net Assets – (100.00%)		$40,961,059

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (97.75%)
REAL ESTATE – (97.75%)
Equity Real Estate Investment Trusts (REITs) – (97.75%)
Diversified REITs – (0.74%)
STORE Capital Corp.	4,225	$76,557
Health Care REITs – (6.42%)
Healthpeak Properties, Inc.	9,340	222,759
Ventas, Inc.	6,560	175,808
Welltower Inc.	5,790	265,066
		663,633
Hotel & Resort REITs – (4.38%)
Host Hotels & Resorts Inc.	24,680	272,467
Sunstone Hotel Investors, Inc.	20,710	180,384
		452,851
Industrial REITs – (14.90%)
EastGroup Properties, Inc.	640	66,867
Prologis, Inc.	7,903	635,164
Rexford Industrial Realty, Inc.	10,390	426,094
Terreno Realty Corp.	7,980	412,965
		1,541,090
Office REITs – (18.41%)
Alexandria Real Estate Equities, Inc.	3,170	434,480
Boston Properties, Inc.	2,940	271,156
Cousins Properties, Inc.	8,255	241,624
Douglas Emmett, Inc.	5,808	177,202
Great Portland Estates PLC (United Kingdom)	19,463	163,978
Hudson Pacific Properties, Inc.	12,980	329,173
SL Green Realty Corp.	2,700	116,370
Vornado Realty Trust	4,710	170,549
		1,904,532
Residential REITs – (17.74%)
American Campus Communities, Inc.	10,470	290,543
AvalonBay Communities, Inc.	2,930	431,208
Camden Property Trust	4,610	365,296
Equity Residential	5,840	360,386
Essex Property Trust, Inc.	1,760	387,623
		1,835,056
Retail REITs – (9.40%)
Acadia Realty Trust	8,717	108,004
Brixmor Property Group, Inc.	21,450	203,775
Federal Realty Investment Trust	2,270	169,365
Retail Opportunity Investments Corp.	8,435	69,926
Simon Property Group, Inc.	7,670	420,776
		971,846
Specialized REITs – (25.76%)
CoreSite Realty Corp.	1,600	185,440
Crown Castle International Corp.	2,040	294,576
CyrusOne Inc.	4,500	277,875
Digital Realty Trust, Inc.	2,570	356,999
Equinix, Inc.	930	580,850
Extra Space Storage Inc.	2,110	202,054

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Jernigan Capital, Inc.	12,250	$134,260
Life Storage, Inc.	1,800	170,190
Public Storage	2,330	462,761
		2,665,005
	Total Real Estate	10,110,570
TOTAL COMMON STOCK – (Identified cost $11,019,200)		10,110,570
PREFERRED STOCK – (0.28%)
REAL ESTATE – (0.28%)
Equity Real Estate Investment Trusts (REITs) – (0.28%)
Specialized REITs – (0.28%)
EPR Properties, Series G, 5.75%, Cum. Pfd. (a)	1,880	29,234
TOTAL PREFERRED STOCK – (Identified cost $26,955)		29,234
SHORT-TERM INVESTMENTS – (2.25%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $125,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $127,500)	$125,000	125,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $108,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 05/01/35-02/01/50, total market value $110,160)	108,000	108,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $233,000)		233,000
Total Investments – (100.28%) – (Identified cost $11,279,155)		10,372,804
Liabilities Less Other Assets – (0.28%)		(29,121)
Net Assets – (100.00%)		$10,343,683

(a) Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until November 30, 2022.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2020 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$25,693,221	$958,768	$–
Consumer Discretionary	21,968,787	–	–
Energy	1,801,134	–	–
Financials	49,956,973	32,871,023	–
Health Care	5,608,304	–	–
Industrials	9,271,366	–	–
Information Technology	20,180,429	–	–
Real Estate	–	–	9,946,592
Preferred Stock:
Real Estate	–	–	29,234
Total Level 1	134,480,214	33,829,791	9,975,826
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	3,473,758	–	–
Financials	7,388,837	5,968,586	–
Industrials	1,938,317	–	–
Real Estate	–	–	163,978
Short-term securities	4,866,000	886,000	233,000
Total Level 2	17,666,912	6,854,586	396,978
Level 3 – Significant Unobservable Inputs:
Preferred Stock:
Industrials	5,320,229	–	–
Total Level 3	5,320,229	–	–
Total Investments	$157,467,355	$40,684,377	$10,372,804

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2020. The net decrease in unrealized appreciation during the period on Level 3 securities still held at March 31, 2020 for Davis Value Portfolio was $(590,564). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2020
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,910,793	$–	$(590,564)	$–	$–	$5,320,229
Total Level 3	$5,910,793	$–	$(590,564)	$–	$–	$5,320,229

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2020	Technique	Input	Amount	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,320,229	Market Approach	Adjusted Transaction Price	$41.26	Increase
Total Level 3	$5,320,229

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Unrealized appreciation	$59,953,929	$9,612,142	$1,499,570
Unrealized depreciation	(26,053,505)	(7,304,349)	(2,427,400)
Net unrealized appreciation (depreciation)	$33,900,424	$2,307,793	$(927,830)
Aggregate cost	$123,566,931	$38,376,584	$11,300,634

Significant Event

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.